Pension and severance plans - Foreign plans, accumulated benefit obligations exceed plan (Details 11) - Foreign plans - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Projected benefit obligations	¥ 23,815	¥ 27,045
Accumulated benefit obligations	23,613	25,362
Fair value of plan assets	¥ 10,038	¥ 12,595